RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the nine months ended September 30, 2013 and September 30, 2012 is as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Charter hire paid (principal and interest) - continuing operations	117,052	113,303
Charter hire paid (principal and interest) - discontinued operations	434	12,183
Lease termination payments - income - continuing operations	—	10,629
Lease termination payments - expense - discontinued operations	—	(442)
Contingent rental expense - continuing operations	—	31,707
Contingent rental expense - discontinued operations	—	8,372
Remaining lease obligation	841,446	892,758

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the nine months ended September 30, 2013 and September 30, 2012 is as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	993	595
Golar LNG Limited	1,558	1,140
Golar LNG Partners LP	89	96
Ship Finance International Limited	3,859	2,967
Golden Ocean Group Limited	2,368	4,258
Frontline 2012 Ltd	5,141	(4,770)
Bryggegata AS	(1,112)	(1,090)
Arcadia Petroleum Limited	7,788	1,917
Seadrill Limited	949	1,402
North Atlantic Drilling Limited	45	—
Archer Limited	298	262
Deep Sea Supply Plc	39	65
Aktiv Kapital ASA	11	54
Orion Tankers Limited	—	252
CalPetro Tankers (Bahamas I) Limited	40	38
CalPetro Tankers (Bahamas II) Limited	40	38
CalPetro Tankers (IOM) Limited	40	38

Schedule of related party receivables and payables
A summary of balances due from related parties as at September 30, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	2,483	1,891
Seatankers Management Co. Ltd	272	342
Archer Limited	103	778
Golar LNG Limited	1,342	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	704	1,325
Seadrill Limited	882	1,253
North Atlantic Drilling Limited	67	12
Frontline 2012 Ltd	5,420	2,291
CalPetro Tankers (Bahamas I) Limited	29	13
CalPetro Tankers (Bahamas II) Limited	29	13
CalPetro Tankers (IOM) Limited	29	13
Arcadia Petroleum Limited	84	106
	11,457	9,055
A summary of balances due to related parties as at September 30, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(3,363)	(52,063)
Seatankers Management Co. Ltd	(362)	(257)
Golar LNG Limited	(100)	(101)
Golden Ocean Group Limited	(994)	(1,042)
Frontline 2012 Ltd	(1,099)	(423)
Aktiv Kapital Ltd	(24)	(34)
Deep Sea Supply Plc	(26)	(28)
	(5,968)	(53,948)